Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of:

	As of December 31,
	2013	2012
Land	$56	$58
Buildings and leasehold improvements	549	521
Capitalized software	494	419
Furniture, fixtures and equipment	374	319
Buses and support vehicles	74	64
Projects in process	64	37
	1,611	1,418
Less: Accumulated depreciation and amortization	(997)	(889)
Property and equipment, net	$614	$529